Income Taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Net Loss before Income Tax Based on Jurisdictions

Our net loss before income tax was subject to tax in the following jurisdictions for the following periods (in thousands):

	December 31,
	2012	2013
United States	$(6,321)	$(32,524)
Foreign	(380)	(194)

	$(6,701)	$(32,718)

Income Tax Rate Reconciliation

Our rate reconciliation consists of the following:

	Year Ended December 31,
	2012		2013
Federal statutory rate	35.0%		35.0%
State tax (net of federal benefit)	5.8%		5.3%
Warrants/purchase rights liabilities	19.9%		(1.6%	)
Non-deductible interest expense and fees	(1.4%	)	—
Research and development credit	1.8%		3.9%
Other permanent differences	(0.8%	)	(0.8%	)
Change in valuation allowance	355.5%		(40.0%	)
Foreign net operating losses	(0.6%	)	(1.2%	)
382 limited net operating losses and credits	(415.2%	)	(0.6%	)

Effective tax rate	0.0%		0.0%

Deferred Tax Assets

Significant components of our deferred tax assets are shown below. A valuation allowance has been established as realization of such deferred tax assets has not met the more likely-than-not threshold requirement. If our judgment changes and it is determined that we will be able to realize these deferred tax assets, the tax benefits relating to any reversal of the valuation allowance on deferred tax assets will be accounted for as a reduction to income tax expense.

	December 31,
	2012	2013
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$3,521	$15,073
Research and development tax credit	123	1,426
Foreign net operating loss carryforwards	813	504
Other, net	706	1,247

Total deferred tax assets	5,163	18,250
Less valuation allowance	(5,163)	(18,250)

	$—	$—

Unrecognized Tax Benefit

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	December 31,
	2012	2013
Balance at beginning of year	$—	$—
Additions based on tax positions related to the current year	—	337
Additions for tax positions of prior years	—	70

Balance at end of year	$—	$407